SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Tables) [Abstract]
Reinsurance Receivables Earned Premiums and Recoveries [Text Block]
Reinsurance receivables, earned premiums and recoveries

	2010	2009	2008
Reinsurance receivables at period end	1,093	1,147	59
Earned premiums ceded under reinsurance contracts during the year ended December 31	791	759	340
Recoveries recognized under reinsurance contracts during the year ended December 31	714	521	317